Related Party Transactions - Schedule of Payables to Related Parties (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Ad Hu [Member]
Disclosure of transactions between related parties [line items]
Accounts payable	$ 576
AccuHit [Member]
Disclosure of transactions between related parties [line items]
Accounts payable	346	3,730
Related Parties [Member]
Disclosure of transactions between related parties [line items]
Accounts payable	$ 922	$ 3,730